Average Annual Total Returns - PRUDENTIAL DAY ONE 2025 FUND		Sep. 29, 2020	Sep. 28, 2020
Prudential Day One 2025 Custom Benchmark (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year			16.82%
Since Inception	[1]		8.16%
S&P Target Date 2025 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year			18.38%
Since Inception	[1]		9.10%
Class R1
Average Annual Return:
1 Year		16.03%
Since Inception		6.82%
Inception Date		Dec. 13, 2016
Class R2
Average Annual Return:
1 Year		16.26%
Since Inception		7.07%
Inception Date		Dec. 13, 2016
Class R3
Average Annual Return:
1 Year		16.44%
Since Inception		7.23%
Inception Date		Dec. 13, 2016
Class R4
Average Annual Return:
1 Year		16.57%
Since Inception		7.35%
Inception Date		Dec. 13, 2016
Class R5
Average Annual Return:
1 Year		16.65%
Since Inception		7.44%
Inception Date		Dec. 13, 2016
Class R6
Average Annual Return:
1 Year		16.81%
Since Inception		7.63%
Inception Date		Dec. 13, 2016
Class R6 | After Taxes on Distributions
Average Annual Return:
1 Year			15.02%
Since Inception			6.39%
Inception Date			Dec. 13, 2016
Class R6 | After Taxes on Distributions and Sales
Average Annual Return:
1 Year			10.44%
Since Inception			5.53%
Inception Date			Dec. 13, 2016

[1]	Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.